Common Stock (Details Narrative)									1 Months Ended		12 Months Ended
	Nov. 28, 2023 USD ($) $ / shares shares	Nov. 28, 2023 CAD ($) $ / shares shares	Apr. 20, 2023 shares $ / shares	Apr. 20, 2023 shares $ / shares	Jun. 29, 2022 USD ($) $ / shares shares	Jun. 29, 2022 CAD ($) $ / shares shares	Mar. 17, 2022 USD ($) shares	Mar. 17, 2022 CAD ($) shares	Mar. 30, 2022 USD ($) shares	Mar. 30, 2022 CAD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares	Nov. 02, 2022 shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Shares issued											80,000
Number of warrants, Issued			333	333
Exercise price of warrant													1,442,000	1,442,000
Net debt | $											$ 10,329,719
Proceeds from exercise of warrants | $											$ 2,215		$ 1,208,249		$ 1,772,884
Number of share options exercised in share-based payment arrangement											440,000	440,000	669,000	669,000
Exercisable price | (per share)			$ 1.86	$ 2.50									$ 1.20	$ 1.55
Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued											100,000
Fair value of share issued | $											$ 18,873
Shares bonus											25,000
Consulting agreement [member] | Consulting service [member]
IfrsStatementLineItems [Line Items]
Shares issued																40,000
Fair value of share issued | $													$ 51,208
Share-based compensation | $													$ 51,208
Restricted stock unit [member]
IfrsStatementLineItems [Line Items]
Shares issued											1,762,805
Liabilities [member]
IfrsStatementLineItems [Line Items]
Shares issued											150,000
Fair value of share issued | $											$ 212,632
Net debt | $											195,290
Loss on issuance of debt | $											$ 17,342
Services Rendered [Member]
IfrsStatementLineItems [Line Items]
Shares issued											60,000
Fair value of share issued | $											$ 29,299
Loss on issuance of debt | $											17,342
Services rendered | $											$ 11,957
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued	36,057,934	36,057,934			14,507,380	14,507,380
Proceeds from issue of ordinary shares	$ 7,960,687	$ 10,817,380			$ 17,408,856	$ 22,486,439
Stock options [member]
IfrsStatementLineItems [Line Items]
Shares issued											40,000		60,000
Exercise price | (per share)	$ 0.22	$ 0.30			$ 1.20	$ 1.55					$ 0.55	$ 0.75	$ 0.29	$ 0.40
Proceeds from issue of ordinary shares											$ 21,872	$ 30,000	$ 17,609	$ 24,000
Number of share options exercised in share-based payment arrangement											40,000	40,000	60,000	60,000
Proceeds from shares issued | $											$ 18,475		$ 16,557
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued													538,250
Exercise price | (per share)													$ 0.38	$ 0.50
Proceeds from issue of ordinary shares													$ 202,713	$ 269,125
Number of warrants, Issued									1,501,357	1,501,357	2,101,726	2,101,726	850,288	850,288
Exercise price of warrant					1.95	2.50
Shares issued and fair value											$ 259,955	$ 353,288
Fair value of share issued										$ 994,775			$ 787,785	$ 1,014,290
Number of share options exercised in share-based payment arrangement													538,250	538,250
Proceeds from shares issued | $													$ 336,464
Warrant issued price per share | $ / shares						0.20
Exercisable price | (per share)													$ 1.80	$ 2.50
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding											115,250,810		76,775,071		37,033,919		25,067,831
Proceeds from exercise of warrants | $											$ 5,000
Exercise price per share | (per share)											$ 0.44	$ 0.60
Proceeds from shares issued											$ 2,215	$ 3,000
Stock options one [member]
IfrsStatementLineItems [Line Items]
Shares issued											70,000		155,000
Exercise price | (per share)											$ 1.62	$ 2.20	$ 0.39	$ 0.50
Proceeds from issue of ordinary shares											$ 113,717	$ 154,000	$ 58,751	$ 77,500
Number of share options exercised in share-based payment arrangement											70,000	70,000	149,000	149,000
Proceeds from shares issued | $											$ 72,050		$ 55,001
[custom:CommonStockIssuedWereCancelled-0]													6,000
Shares to be cancelled													2,322	2,322
Stock options two [member]
IfrsStatementLineItems [Line Items]
Shares issued											70,000		50,000
Exercise price | (per share)											$ 0.60	$ 0.80	$ 0.39	$ 0.50
Proceeds from issue of ordinary shares											$ 42,000	$ 56,453
Proceeds from shares issued													$ 19,270	$ 25,000
Number of share options exercised in share-based payment arrangement											70,000	70,000	50,000	50,000
Proceeds from shares issued | $											$ 35,174		$ 18,474
Stock options three [member]
IfrsStatementLineItems [Line Items]
Shares issued											60,000		330,000
Exercise price | (per share)											$ 0.56	$ 0.75	$ 1.50	$ 2.20
Proceeds from issue of ordinary shares											$ 33,479	$ 45,000	$ 494,706	$ 726,000
Number of share options exercised in share-based payment arrangement											60,000	60,000	330,000	330,000
Proceeds from shares issued | $											$ 29,939		$ 341,584
Receivables for equity													$ 41,349	$ 56,000
Stock options four [member]
IfrsStatementLineItems [Line Items]
Shares issued											200,000		80,000
Exercise price | (per share)											$ 1.66	$ 2.20	$ 0.60
Proceeds from issue of ordinary shares											$ 331,796	$ 440,000
Proceeds from shares issued | $													$ 48,000
Number of share options exercised in share-based payment arrangement											200,000	200,000	80,000	80,000
Proceeds from shares issued | $											$ 273,583		$ 43,290
Warrants one [member]
IfrsStatementLineItems [Line Items]
Shares issued													160,000
Exercise price | (per share)													$ 0.37	$ 0.50
Proceeds from shares issued | $													$ 58,698
Number of share options exercised in share-based payment arrangement													160,000	160,000
Proceeds from shares issued | $													$ 98,786
Warrants two [member]
IfrsStatementLineItems [Line Items]
Shares issued													50,000
Exercise price | (per share)													$ 0.37	$ 0.50
Proceeds from shares issued													$ 8,034	$ 10,949
Number of share options exercised in share-based payment arrangement													50,000	50,000
Proceeds from shares issued | $													$ 31,511
Receivables for equity													$ 10,310	$ 14,051
Warrants three [member]
IfrsStatementLineItems [Line Items]
Shares issued													5,000
Exercise price | (per share)													$ 0.44	$ 0.60
Proceeds from issue of ordinary shares													$ 2,213	$ 3,000
Number of share options exercised in share-based payment arrangement													5,000	5,000
Warrants four [member]
IfrsStatementLineItems [Line Items]
Shares issued													49,000
Exercise price | (per share)													$ 0.76	$ 1.00
Proceeds from issue of ordinary shares													$ 37,225	$ 49,000
Number of share options exercised in share-based payment arrangement													49,000	49,000
Warrants five [member]
IfrsStatementLineItems [Line Items]
Shares issued													550,000
Exercise price | (per share)													$ 1.15	$ 1.55
Proceeds from issue of ordinary shares													$ 635,127	$ 852,500
Number of share options exercised in share-based payment arrangement													550,000	550,000
Proceeds from shares issued | $													$ 467,968
Warrants six [member]
IfrsStatementLineItems [Line Items]
Shares issued													9,500
Exercise price | (per share)													$ 1.69	$ 2.25
Proceeds from issue of ordinary shares													$ 16,101	$ 21,375
Number of share options exercised in share-based payment arrangement													9,500	9,500
Proceeds from shares issued | $													$ 1,159
Warrants seven [member]
IfrsStatementLineItems [Line Items]
Shares issued													221,616
Exercise price | $ / shares													$ 0.39
Proceeds from issue of ordinary shares | $														$ 87,071
Fair value of share issued | $													$ 326,695
Number of share options exercised in share-based payment arrangement													221,616	221,616
Warrants eight [member]
IfrsStatementLineItems [Line Items]
Shares issued													250,000
Exercise price | $ / shares													$ 0.40
Fair value of share issued | $													$ 121,604
Proceeds from shares issued | $													$ 100,000
Number of share options exercised in share-based payment arrangement													250,000	250,000
Warrants nine [member]
IfrsStatementLineItems [Line Items]
Shares issued													152,000
Exercise price | $ / shares													$ 0.50
Fair value of share issued | $													$ 164,025
Proceeds from shares issued | $													$ 67,797
Number of share options exercised in share-based payment arrangement													152,000	152,000
Warrants ten [member]
IfrsStatementLineItems [Line Items]
Shares issued													200,000
Exercise price | $ / shares													$ 0.80
Fair value of share issued | $													$ 210,627
Proceeds from shares issued | $													$ 160,000
Number of share options exercised in share-based payment arrangement													200,000	200,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares											$ 0
Shares outstanding											115,250,810		76,775,071
Share issued price per share | $ / shares										$ 2.25
Cash Finders Fee [Member]
IfrsStatementLineItems [Line Items]
Payment of cash finder's fee											$ 543,057	$ 737,934
Non brokered private placement [member]
IfrsStatementLineItems [Line Items]
Shares issued										21,331,588
Payment of cash finder's fee									$ 1,108,790	$ 1,397,495			$ 1,549,196	$ 1,994,906
Proceeds from shares issued									$ 13,886,226	$ 17,598,610
Share issued price per share | $ / shares										$ 0.825
Non brokered private placement [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued									600,000	600,000
Fair value of share issued									$ 391,021	$ 495,000
Non brokered private placement [member] | Investor relation [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued							181,818	181,818
Fair value of share issued							$ 118,188	$ 150,000
Share-based compensation													$ 118,188	$ 150,000
Non brokered private placement [member] | Vesting of restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued													220,000	220,000	10,000
Share-based compensation | $															$ 7,540
Non brokered private placement [member] | Granting and vesting of restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued													210,000	210,000
Fair value of share issued | $														$ 111,122